Label	Element	Value
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 6.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.40%
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 573.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 640.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 487.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Pacer Swan SOS Moderate (October) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Pacer Swan SOS Moderate (October) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Pacer Swan SOS Moderate (October) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%